QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 27, 2013	Jul. 28, 2013	Apr. 28, 2013	Jan. 27, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net Sales	$ 2,323,202	$ 2,159,525	$ 2,152,686	$ 2,116,241	$ 2,170,184	$ 2,008,188	$ 2,012,859	$ 2,039,439	$ 8,751,654	$ 8,230,670	$ 7,895,089
Gross Profit	385,516	330,306	352,801	344,193	351,779	307,056	335,607	337,409	1,412,816	1,331,851	1,334,113
Net Earnings	158,485	113,905	126,641	131,045	134,286	112,407	128,935	129,333	530,076	504,961	479,196
Net Earnings Attributable to Hormel Foods Corporation	$ 157,340	$ 113,635	$ 125,520	$ 129,716	$ 132,601	$ 111,167	$ 127,887	$ 128,395	$ 526,211	$ 500,050	$ 474,195
Basic Earnings Per Share (in dollars per share)	$ 0.60	$ 0.43	$ 0.47	$ 0.49	$ 0.50	$ 0.42	$ 0.49	$ 0.49	$ 1.99	$ 1.90	$ 1.78
Diluted Earnings Per Share (in dollars per share)	$ 0.58	$ 0.42	$ 0.46	$ 0.48	$ 0.49	$ 0.41	$ 0.48	$ 0.48	$ 1.95	$ 1.86	$ 1.74